Business Segment Information (Segment Profit And Assets) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013
Segment Reporting Information [Line Items]
Interest income	$ 302.2		$ 322.5
Interest expense	(271.9)		(274.1)
Provision for credit losses	(36.7)		(19.5)
Rental income on operating leases	491.9		476.4
Other income	71.1		70.0
Depreciation on operating lease equipment	(148.8)		(133.3)
Maintenance and other operating lease expenses	(51.6)		(42.4)
Operating expenses	(233.5)		(230.9)
Income (loss) before (provision) benefit for income taxes	122.7		168.7
Loans	18,571.7	[1]	18,525.7	18,629.2	[1]
Credit balances of factoring clients	(1,213.5)		(1,237.7)	(1,336.1)
Assets held for sale	1,119.4		646.8	1,003.4
Operating lease equipment, net	14,182.4	[1]	12,290.6	13,035.4	[1]
Transportation And International Finance [Member]
Segment Reporting Information [Line Items]
Interest income	76.7		56.6
Interest expense	(160.7)		(144.1)
Provision for credit losses	(12.4)		5.6
Rental income on operating leases	459.6		417.4
Other income	7.2		16.8
Depreciation on operating lease equipment	(121.7)		(108.0)
Maintenance and other operating lease expenses	(51.6)		(42.4)
Operating expenses	(79.5)		(63.4)
Income (loss) before (provision) benefit for income taxes	117.6		138.5
Loans	3,553.5		2,958.0	3,494.4
Assets held for sale	92.6		214.1
Operating lease equipment, net	13,926.9		12,024.6
North American Commercial Finance [Member]
Segment Reporting Information [Line Items]
Interest income	193.4		219.3
Interest expense	(68.9)		(78.6)
Provision for credit losses	(23.2)		(24.9)
Rental income on operating leases	22.8		23.8
Other income	61.8		63.7
Depreciation on operating lease equipment	(21.9)		(16.3)
Operating expenses	(121.5)		(128.1)
Income (loss) before (provision) benefit for income taxes	42.5		58.9
Loans	14,902.8		14,094.2	14,693.1
Credit balances of factoring clients	(1,213.5)		(1,237.7)
Assets held for sale	67.0		8.5
Operating lease equipment, net	210.1		183.8
Non-Strategic Portfolios [Member]
Segment Reporting Information [Line Items]
Interest income	28.4		43.9
Interest expense	(24.9)		(36.8)
Provision for credit losses	(1.0)		(0.3)
Rental income on operating leases	9.5		35.2
Other income	4.4		(9.9)
Depreciation on operating lease equipment	(5.2)		(9.0)
Operating expenses	(19.2)		(38.5)
Income (loss) before (provision) benefit for income taxes	(8.0)		(15.4)
Loans	115.4		1,473.5	441.7
Assets held for sale	959.8		424.2
Operating lease equipment, net	45.4		82.2
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Interest income	3.7		2.7
Interest expense	(17.4)		(14.6)
Provision for credit losses	(0.1)		0.1
Other income	(2.3)		(0.6)
Operating expenses	(13.3)		(0.9)
Income (loss) before (provision) benefit for income taxes	$ (29.4)		$ (13.3)

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.